UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 – Schedule of Investments

[logo – America Funds®]

Fundamental InvestorsSM
Investment portfolio

September 30, 2007
		unaudited

		Market value
Common stocks — 94.72%	Shares	(000)

INDUSTRIALS — 15.08%
Deere & Co.	5,660,000	$ 840,057
Caterpillar Inc.	8,825,000	692,145
General Electric Co.	16,250,000	672,750
Union Pacific Corp.	3,700,000	418,322
Emerson Electric Co.	6,300,000	335,286
Northrop Grumman Corp.	4,166,243	324,967
Parker Hannifin Corp.	2,800,000	313,124
General Dynamics Corp.	3,545,800	299,514
Boeing Co.	2,500,000	262,475
Deutsche Post AG	8,945,000	260,232
Schneider Electric SA	1,962,000	247,904
Mitsubishi Corp.	7,245,800	229,805
European Aeronautic Defence and Space Co. EADS NV	7,000,000	215,227
Raytheon Co.	2,832,732	180,785
Finmeccanica SpA	6,000,000	174,811
Joy Global Inc.	3,350,000	170,381
KBR, Inc.[1]	3,950,000	153,141
Mitsubishi Heavy Industries, Ltd.	23,388,000	153,040
Lockheed Martin Corp.	1,248,200	135,417
Waste Management, Inc.	3,400,000	128,316
United Technologies Corp.	1,500,000	120,720
Illinois Tool Works Inc.	1,976,000	117,849
AMR Corp.[1]	4,850,000	108,106
Grafton Group PLC, units	9,500,000	106,406
American Standard Inc.	2,832,300	100,886
Fastenal Co.	2,200,000	99,902
Siemens AG	703,000	96,666
Corporate Executive Board Co.	1,260,000	93,542
United Parcel Service, Inc., Class B	1,200,000	90,120
Kawasaki Heavy Industries, Ltd.	20,000,000	78,418
Kingspan Group PLC	3,500,000	76,867
Roper Industries, Inc.	770,000	50,435
Tyco International Ltd.	1,125,000	49,882
Allied Waste Industries, Inc.[1]	2,500,000	31,875
Robert Half International Inc.	800,000	23,888
		7,453,261

ENERGY — 13.42%
Suncor Energy Inc.	18,547,233	1,764,677
Norsk Hydro ASA	10,840,000	471,418
Norsk Hydro ASA (ADR)	3,500,000	151,725
Occidental Petroleum Corp.	6,404,244	410,384
CONSOL Energy Inc.[2]	7,400,000	344,840
Chevron Corp.	3,285,674	307,473
Murphy Oil Corp.	4,343,636	303,577
Exxon Mobil Corp.	3,225,000	298,506
Royal Dutch Shell PLC, Class A (ADR)	3,500,000	287,630
Schlumberger Ltd.	2,650,000	278,250
EnCana Corp.	4,000,000	247,784
Petro-Canada	3,958,500	227,550
OAO LUKOIL (ADR)	2,500,000	207,750
Baker Hughes Inc.	2,285,500	206,541
Marathon Oil Corp.	3,470,000	197,859
Imperial Oil Ltd.	3,608,739	179,165
Smith International, Inc.	2,485,000	177,429
Devon Energy Corp.	2,000,000	166,400
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,300,000	98,150
Oil & Natural Gas Corp. Ltd.	3,637,500	87,896
Quicksilver Resources Inc.[1]	1,296,100	60,982
Massey Energy Co.	2,011,700	43,895
Saipem SpA, Class S	1,000,000	42,669
Cameco Corp.	869,000	40,159
TOTAL SA	275,000	22,362
CNX Gas Corp.[1,3]	287,500	8,271
		6,633,342

INFORMATION TECHNOLOGY — 12.84%
Nokia Corp.	18,900,000	718,575
Nokia Corp. (ADR)	11,987,000	454,667
Microsoft Corp.	30,300,000	892,638
Oracle Corp.[1]	28,250,000	611,612
Texas Instruments Inc.	10,025,000	366,815
International Business Machines Corp.	3,000,000	353,400
Google Inc., Class A1	465,000	263,781
Agilent Technologies, Inc.[1]	6,981,300	257,470
Yahoo! Inc.[1]	9,000,000	241,560
Corning Inc.	9,520,000	234,668
Cisco Systems, Inc.[1]	5,685,000	188,230
Motorola, Inc.	9,256,080	171,515
Apple Inc.[1]	1,100,000	168,894
Kyocera Corp.	1,725,000	161,874
Comverse Technology, Inc.[1]	7,684,470	152,153
Paychex, Inc.	3,069,200	125,837
Red Hat, Inc.[1]	5,350,000	106,304
Autodesk, Inc.[1]	1,900,000	94,943
Linear Technology Corp.	2,700,000	94,473
Fidelity National Information Services, Inc.	2,115,000	93,843
Microchip Technology Inc.	2,497,222	90,699
Xilinx, Inc.	3,200,000	83,648
ASML Holding NV1	2,500,000	82,892
EMC Corp.[1]	3,700,000	76,960
Advanced Micro Devices, Inc.[1]	4,000,000	52,800
Hewlett-Packard Co.	1,000,000	49,790
Nortel Networks Corp.[1]	2,800,000	47,550
CDW Corp.[1]	545,000	47,524
Tyco Electronics Ltd.	1,125,000	39,859
Murata Manufacturing Co., Ltd.	300,000	21,643
		6,346,617

FINANCIALS — 10.30%
Fannie Mae	13,892,800	$ 844,821
Citigroup Inc.	10,005,000	466,933
Freddie Mac	7,090,000	418,381
Washington Mutual, Inc.	8,580,000	302,960
Allied Irish Banks, PLC	9,700,000	235,164
AMP Ltd.	25,000,202	233,647
Bank of Ireland	11,797,045	218,709
Bank of America Corp.	3,500,000	175,945
XL Capital Ltd., Class A	2,080,000	164,736
Irish Life & Permanent PLC	7,000,000	155,231
Crédit Agricole SA	4,000,000	154,304
AFLAC Inc.	2,700,000	154,008
Marsh & McLennan Companies, Inc.	5,371,000	136,961
U.S. Bancorp	4,000,000	130,120
Berkshire Hathaway Inc., Class A1	1,000	118,510
CapitalSource Inc.	5,500,954	111,339
Wachovia Corp.	2,124,900	106,564
Wells Fargo & Co.	2,979,900	106,144
Equity Residential, shares of beneficial interest	2,500,000	105,900
AXA SA	2,145,500	96,013
St. George Bank Ltd.	2,450,279	76,891
Sompo Japan Insurance Inc.	6,107,000	70,132
Suruga Bank Ltd.	5,647,000	69,032
T. Rowe Price Group, Inc.	1,200,000	66,828
Marshall & Ilsley Corp.	1,490,000	65,217
Anglo Irish Bank Corp. PLC	3,011,907	56,955
Fifth Third Bancorp	1,557,700	52,775
Bank of New York Mellon Corp.	1,000,000	44,140
MGIC Investment Corp.	1,191,000	38,481
Zions Bancorporation	550,000	37,769
PMI Group, Inc.	870,000	28,449
City National Corp.	400,000	27,804
Old Republic International Corp.	914,000	17,128
		5,087,991

MATERIALS — 9.90%
Mosaic Co.[1]	9,900,000	529,848
Rohm and Haas Co.	8,457,300	470,818
Syngenta AG	2,117,750	456,662
Alcoa Inc.	7,650,000	299,268
Bayer AG, non-registered shares	3,688,000	293,583
Rio Tinto PLC	3,066,709	265,039
Weyerhaeuser Co.	3,583,000	259,051
E.I. du Pont de Nemours and Co.	4,500,000	223,020
Potash Corp. of Saskatchewan Inc.	2,009,100	212,362
Freeport-McMoRan Copper & Gold Inc.	2,000,000	209,780
International Paper Co.	5,500,000	197,285
PPG Industries, Inc.	2,500,000	188,875
BHP Billiton Ltd.	4,675,000	184,674
USX Corp.	1,650,000	174,801
Vulcan Materials Co.	1,800,000	160,470
CRH PLC	3,972,330	157,768
Barrick Gold Corp.	3,049,395	122,830
Sigma-Aldrich Corp.	2,320,000	113,077
Newmont Mining Corp.	2,500,000	111,825
RPM International, Inc.	3,440,000	82,388
Temple-Inland Inc.	1,500,000	78,945
Sealed Air Corp.	1,442,629	36,874
UPM-Kymmene Corp. (ADR)	1,400,000	33,712
Monsanto Co.	350,000	30,009
		4,892,964

HEALTH CARE — 9.09%
Merck & Co., Inc.	13,600,000	702,984
Roche Holding AG	3,575,000	648,353
Eli Lilly and Co.	7,670,000	436,653
Schering-Plough Corp.	12,400,000	392,212
Medtronic, Inc.	6,915,200	390,086
Bristol-Myers Squibb Co.	9,350,000	269,467
Shire PLC (ADR)	3,500,000	258,930
Abbott Laboratories	4,450,000	238,609
Wyeth	5,000,000	222,750
Sanofi-Aventis	1,845,500	156,280
Patterson Companies, Inc.[1]	3,760,000	145,174
Aetna Inc.	2,310,000	125,364
CIGNA Corp.	2,175,000	115,906
Stryker Corp.	1,450,000	99,702
Novo Nordisk A/S, Class B	640,000	77,269
Amgen Inc.[1]	1,350,000	76,370
UCB SA	811,450	47,885
WellPoint, Inc.[1]	599,953	47,348
Medco Health Solutions, Inc.[1]	463,000	41,851
		4,493,193

CONSUMER DISCRETIONARY — 7.75%
Lowe’s Companies, Inc.	18,910,000	529,858
Target Corp.	7,490,000	476,139
Johnson Controls, Inc.	2,500,000	295,275
Fortune Brands Inc.	3,000,000	244,470
Best Buy Co., Inc.	5,075,000	233,551
McDonald’s Corp.	3,875,000	211,071
Time Warner Inc.	10,500,000	192,780
Toyota Motor Corp.	3,000,000	177,224
Starbucks Corp.[1]	6,500,000	170,300
CBS Corp., Class B	4,900,000	154,350
Sony Corp.	3,000,000	145,596
Magna International Inc., Class A	1,474,300	141,990
Nikon Corp.	3,977,000	136,875
Macy’s, Inc.	4,000,000	129,280
Carnival Corp., units	2,000,000	96,860
Penn National Gaming, Inc.[1]	1,500,000	88,530
Kohl’s Corp.[1]	1,500,000	85,995
Limited Brands, Inc.	3,315,980	75,903
Virgin Media Inc.[1]	3,000,000	72,810
News Corp., Class A	2,800,000	61,572
Yue Yuen Industrial (Holdings) Ltd.	18,510,000	55,385
WABCO Holdings Inc.	944,100	44,137
Saks Inc.[1]	650,000	11,148
		3,831,099
CONSUMER STAPLES — 6.28%
Altria Group, Inc.	10,224,800	$ 710,930
Coca-Cola Co.	9,400,000	540,218
PepsiCo, Inc.	4,300,000	315,018
SYSCO Corp.	8,100,000	288,279
Diageo PLC	11,239,200	246,741
Diageo PLC (ADR)	15,200	1,334
Bunge Ltd.	1,987,000	213,503
C&C Group PLC	16,055,047	132,798
Kraft Foods Inc., Class A	3,529,323	121,797
Walgreen Co.	2,400,000	113,376
Avon Products, Inc.	2,680,000	100,580
Wm. Wrigley Jr. Co.	1,400,000	89,922
Tesco PLC	9,205,000	82,649
Goodman Fielder Ltd.	31,711,000	72,545
Procter & Gamble Co.	1,029,000	72,380
		3,102,070

TELECOMMUNICATION SERVICES — 4.76%
AT&T Inc.	15,912,500	673,258
KDDI Corp.	69,028	512,432
Verizon Communications Inc.	7,950,000	352,026
Vodafone Group PLC	74,783,000	269,805
Vodafone Group PLC (ADR)	221,700	8,048
Sprint Nextel Corp., Series 1	13,700,000	260,300
Qwest Communications International Inc.[1]	20,500,000	187,780
Inmarsat PLC	9,685,000	90,027
		2,353,676

UTILITIES — 2.96%
Questar Corp.	6,000,000	315,180
Exelon Corp.	3,545,000	267,151
Veolia Environnement	2,250,000	193,775
SUEZ SA	2,915,400	171,711
E.ON AG	800,000	147,927
Electricité de France SA	1,334,000	141,064
Public Service Enterprise Group Inc.	1,000,000	87,990
FPL Group, Inc.	1,050,000	63,924
Duke Energy Corp.	3,000,000	56,070
Entergy Corp.	150,000	16,243
		1,461,035

MISCELLANEOUS — 2.34%
Other common stocks in initial period of acquisition		1,153,954

Total common stocks (cost: $32,470,077,000)		46,809,202

Convertible securities — 0.03%	Principal amount

INFORMATION TECHNOLOGY — 0.03%
ASML Holding NV 5.50% convertible notes 2010[4]	¤6,000,000	13,557

Total convertible securities (cost: $7,009,000)		13,557

		unaudited

	Principal amount	Market value
Short-term securities — 5.26%	(000)	(000)

Federal Home Loan Bank 4.71%–5.13% due 10/31–12/10/2007	$332,520	$ 330,360
International Lease Finance Corp. 5.21%–5.25% due 10/23–11/14/2007	200,000	198,973
AIG Funding, Inc. 5.27% due 10/18/2007	25,000	24,934
Variable Funding Capital Corp. 5.07%–6.00% due 10/3–11/9/2007[3]	180,800	180,089
Park Avenue Receivables Co., LLC 5.24% due 10/9–10/12/2007[3]	96,805	96,651
Jupiter Securitization Co., LLC 6.05%–6.25% due 10/11–12/11/2007[3]	83,500	82,890
CAFCO, LLC 5.245%–6.05% due 10/10–11/15/2007[3]	123,300	122,763
Ciesco LLC 5.245% due 10/3/2007[3]	50,000	49,979
IBM Corp. 5.11%–5.135% due 11/19–11/29/2007[3]	83,800	83,116
IBM Capital Inc. 5.00% due 12/18/2007[3]	38,976	38,530
IBM International Group Capital LLC 5.08% due 12/17/2007	25,000	24,717
IBM International Group Capital LLC 5.22% due 10/30/2007[3]	23,500	23,399
Ranger Funding Co. LLC 5.10%–5.27% due 10/1–12/3/2007[3]	75,000	74,512
Bank of America Corp. 5.40%–5.45% due 11/2–12/14/2007	75,000	74,480
Fannie Mae 4.80%–5.14% due 10/1–12/5/2007	140,953	140,659
Procter & Gamble International Funding S.C.A. 5.21%–5.23% due 10/12–12/6/2007[3]	134,958	134,190
Honeywell International Inc. 5.21%–5.25% due 10/19–10/29/2007[3]	105,000	104,637
Edison Asset Securitization LLC 5.25%–5.85% due 10/9–11/8/2007[3]	85,000	84,635
Freddie Mac 4.89%–5.00% due 10/18–11/8/2007	79,200	78,895
Wal-Mart Stores Inc. 5.19%–5.215% due 10/2–11/14/2007[3]	76,000	75,678
Paccar Financial Corp. 5.03%–5.24% due 10/3–12/12/2007	65,900	65,564
Coca-Cola Co. 4.73%–5.25% due 10/11–12/11/2007[3]	65,740	65,254
Target Corp. 4.75%–4.80% due 10/29–11/6/2007	59,150	58,873
E.I. duPont de Nemours and Co. 5.02% due 10/2/2007[3]	50,000	49,986
Private Export Funding Corp. 5.22%–5.23% due 10/25–12/4/2007[3]	46,600	46,307
Abbott Laboratories 5.20%–5.22% due 10/16–10/24/2007[3]	36,700	36,596
Caterpillar Financial Services Corp. 5.00% due 10/15/2007	35,700	35,626
NetJets Inc. 4.73%–5.23% due 10/16–11/28/2007[3]	34,605	34,440
United Parcel Service Inc. 5.01% due 10/2/2007[3]	25,000	24,993
Federal Farm Credit Banks 4.73% due 11/21/2007	25,000	24,849
Johnson & Johnson 5.00% due 11/19/2007[3]	23,800	23,615
Hewlett-Packard Co. 4.75% due 11/20/2007[3]	19,000	18,872
John Deere Capital Corp. 5.23% due 10/5/2007	18,000	17,987
Kimberly-Clark Worldwide Inc. 4.75% due 10/24/2007[3]	16,930	16,876
CIT Group, Inc. 5.26% due 10/25/2007[3]	15,200	15,145
Brown-Forman Corp. 4.80% due 11/20/2007[3]	15,000	14,898
USAA Capital Corp. 5.24% due 11/15/2007	15,000	14,896
Becton, Dickinson and Co. 5.22% due 10/12/2007	11,700	11,680

Total short-term securities (cost: $2,600,309,000)		2,600,544

Total investment securities (cost: $35,077,395,000)		49,423,303
Other assets less liabilities		(3,239)

Net assets		$49,420,064

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Security did not produce income during the last 12 months.
[2]Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 10/2/2003 with a cost of $67,784,000) may be subject to legal or contractual restrictions on resale.

[3]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,506,322,000, which represented 3.05% of the net assets of the fund.

[4]Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $13,557,000.

ADR = American Depositary Receipts

                                                                                                                                                                unaudited

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the nine months ended September 30, 2007, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 9/30/07 (000)

Comverse Technology, Inc.*	—	13,130,000	5,445,530	7,684,470	$ —	$ —

*Unaffiliated issuer at 9/30/2007.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$14,920,798
Gross unrealized depreciation on investment securities	(574,890)
Net unrealized appreciation on investment securities	14,345,908
Cost of investment securities for federal income tax purposes	35,077,395

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-910-1107O-S10913

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: November 28, 2007

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 28, 2007